Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.53%
Aerospace & Defense–1.66%
BWX Technologies, Inc.	342,066	$21,563,841
Mercury Systems, Inc.(b)(c)	348,301	17,805,147
		39,368,988
Air Freight & Logistics–0.82%
GXO Logistics, Inc.(b)	384,440	19,398,842
Alternative Carriers–0.83%
Iridium Communications, Inc.(b)	319,453	19,783,724
Apparel, Accessories & Luxury Goods–0.75%
Kontoor Brands, Inc.	367,641	17,790,148
Application Software–13.01%
Altair Engineering, Inc., Class A(b)	464,358	33,484,855
Blackline, Inc.(b)(c)	246,689	16,565,166
CCC Intelligent Solutions Holdings, Inc.(b)	1,852,815	16,619,751
Clearwater Analytics Holdings, Inc.(b)(c)	724,850	11,568,606
Confluent, Inc., Class A(b)	620,446	14,934,135
Descartes Systems Group, Inc. (The) (Canada)(b)	335,704	27,061,100
Guidewire Software, Inc.(b)	296,148	24,298,943
HashiCorp, Inc., Class A(b)(c)	263,375	7,714,254
Manhattan Associates, Inc.(b)	194,739	30,155,334
PagerDuty, Inc.(b)(c)	516,878	18,080,393
Paycor HCM, Inc.(b)(c)	618,877	16,412,618
Procore Technologies, Inc.(b)	397,611	24,902,377
Smartsheet, Inc., Class A(b)	416,873	19,926,529
Sprout Social, Inc., Class A(b)	381,544	23,228,399
Workiva, Inc.(b)	233,595	23,922,464
		308,874,924
Asset Management & Custody Banks–0.35%
Avantax, Inc.(b)(c)	319,696	8,414,399
Automotive Parts & Equipment–2.00%
Fox Factory Holding Corp.(b)	249,885	30,328,542
Gentherm, Inc.(b)	282,963	17,096,625
		47,425,167
Biotechnology–4.20%
Abcam PLC, ADR (United Kingdom)(b)	1,399,255	18,833,972
Apellis Pharmaceuticals, Inc.(b)	189,294	12,485,832
Cytokinetics, Inc.(b)(c)	230,376	8,106,932
Halozyme Therapeutics, Inc.(b)	472,873	18,059,020
Karuna Therapeutics, Inc.(b)(c)	63,925	11,611,337
Natera, Inc.(b)	553,219	30,714,719
		99,811,812
Building Products–1.53%
AAON, Inc.	198,799	19,221,875
AZEK Co., Inc. (The)(b)(c)	730,761	17,202,114
		36,423,989
Cargo Ground Transportation–1.08%
Saia, Inc.(b)(c)	94,413	25,687,889
Shares		Value
Communications Equipment–0.97%
Calix, Inc.(b)	430,024	$23,044,986
Construction & Engineering–2.80%
AECOM	274,663	23,159,584
Construction Partners, Inc., Class A(b)	920,288	24,792,559
Valmont Industries, Inc.	57,685	18,417,667
		66,369,810
Construction Machinery & Heavy Transportation Equipment– 0.68%
Terex Corp.	335,448	16,228,974
Data Processing & Outsourced Services–1.71%
ExlService Holdings, Inc.(b)	141,164	22,844,570
Verra Mobility Corp.(b)(c)	1,051,898	17,798,114
		40,642,684
Distributors–0.74%
Pool Corp.(c)	51,466	17,624,017
Diversified Metals & Mining–0.20%
MP Materials Corp.(b)	164,327	4,632,378
Education Services–0.70%
Stride, Inc.(b)(c)	424,923	16,678,228
Electrical Components & Equipment–0.65%
Shoals Technologies Group, Inc., Class A(b)(c)	675,575	15,396,354
Electronic Components–1.30%
Littelfuse, Inc.	115,293	30,908,900
Electronic Manufacturing Services–1.07%
Flex Ltd.(b)	1,108,414	25,504,606
Environmental & Facilities Services–1.78%
Clean Harbors, Inc.(b)	297,222	42,371,968
Financial Exchanges & Data–2.11%
Morningstar, Inc.	138,134	28,045,346
TMX Group Ltd. (Canada)	217,968	22,014,526
		50,059,872
Food Distributors–0.88%
Performance Food Group Co.(b)(c)	347,541	20,970,624
Food Retail–0.56%
Grocery Outlet Holding Corp.(b)(c)	470,593	13,298,958
Footwear–1.29%
Crocs, Inc.(b)	146,840	18,566,450
On Holding AG, Class A (Switzerland)(b)(c)	392,385	12,175,706
		30,742,156
Gas Utilities–0.75%
New Jersey Resources Corp.	335,950	17,872,540
Health Care Equipment–5.75%
Axonics, Inc.(b)	238,661	13,021,344
Inari Medical, Inc.(b)	232,069	14,327,940

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Equipment–(continued)
Inspire Medical Systems, Inc.(b)	72,867	$17,055,979
Insulet Corp.(b)	96,764	30,863,845
iRhythm Technologies, Inc.(b)	192,974	23,934,565
Mesa Laboratories, Inc.(c)	90,959	15,893,266
Penumbra, Inc.(b)	76,894	21,429,589
		136,526,528
Health Care Facilities–1.77%
Acadia Healthcare Co., Inc.(b)	314,222	22,702,539
Surgery Partners, Inc.(b)	560,844	19,332,293
		42,034,832
Health Care Services–1.51%
Guardant Health, Inc.(b)	571,667	13,399,874
R1 RCM, Inc.(b)(c)	1,489,666	22,344,990
		35,744,864
Health Care Supplies–0.84%
Lantheus Holdings, Inc.(b)	240,821	19,882,182
Health Care Technology–1.59%
Doximity, Inc., Class A(b)(c)	474,592	15,367,289
Evolent Health, Inc., Class A(b)	689,826	22,384,854
		37,752,143
Homebuilding–0.78%
Cavco Industries, Inc.(b)(c)	58,414	18,560,464
Hotels, Resorts & Cruise Lines–1.42%
Marriott Vacations Worldwide Corp.	129,667	17,486,892
Wyndham Hotels & Resorts, Inc.	238,927	16,211,197
		33,698,089
Human Resource & Employment Services–0.72%
ASGN, Inc.(b)	207,828	17,181,141
Industrial Machinery & Supplies & Components–1.99%
Chart Industries, Inc.(b)	89,243	11,191,072
Nordson Corp.	80,941	17,989,947
RBC Bearings, Inc.(b)(c)	77,228	17,973,272
		47,154,291
Industrial REITs–1.86%
EastGroup Properties, Inc.	161,602	26,716,043
Terreno Realty Corp.	271,417	17,533,538
		44,249,581
Insurance Brokers–0.94%
BRP Group, Inc., Class A(b)	878,611	22,369,436
Interactive Media & Services–0.95%
Shutterstock, Inc.	309,248	22,451,405
Investment Banking & Brokerage–0.59%
LPL Financial Holdings, Inc.	69,222	14,010,533
Leisure Facilities–1.22%
Planet Fitness, Inc., Class A(b)	372,846	28,958,949
Leisure Products–0.71%
Topgolf Callaway Brands Corp.(b)	777,909	16,818,393
Life Sciences Tools & Services–2.18%
10X Genomics, Inc., Class A(b)	409,381	22,839,366
Shares		Value
Life Sciences Tools & Services–(continued)
Repligen Corp.(b)	171,666	$28,901,688
		51,741,054
Oil & Gas Equipment & Services–0.86%
ChampionX Corp.	750,522	20,361,662
Oil & Gas Exploration & Production–3.76%
Chord Energy Corp.	151,074	20,334,560
Matador Resources Co.	505,293	24,077,211
Permian Resources Corp.	1,819,221	19,101,821
Range Resources Corp.	560,762	14,843,370
SM Energy Co.	390,775	11,004,224
		89,361,186
Other Specialty Retail–0.82%
Academy Sports & Outdoors, Inc.	297,596	19,418,139
Packaged Foods & Meats–2.47%
Freshpet, Inc.(b)(c)	287,183	19,008,643
Post Holdings, Inc.(b)	223,319	20,069,679
Simply Good Foods Co. (The)(b)(c)	493,859	19,640,772
		58,719,094
Pharmaceuticals–2.30%
Harmony Biosciences Holdings, Inc.(b)(c)	167,010	5,452,876
Intra-Cellular Therapies, Inc.(b)	261,166	14,142,139
Pacira BioSciences, Inc.(b)	391,107	15,961,077
Prestige Consumer Healthcare, Inc.(b)	305,792	19,151,753
		54,707,845
Property & Casualty Insurance–1.69%
Hanover Insurance Group, Inc. (The)	156,877	20,158,695
Selective Insurance Group, Inc.(c)	209,698	19,990,510
		40,149,205
Research & Consulting Services–1.37%
Clarivate PLC(b)	822,070	7,719,238
KBR, Inc.	450,625	24,806,906
		32,526,144
Restaurants–2.23%
Texas Roadhouse, Inc.	162,270	17,534,896
Wingstop, Inc.(c)	193,085	35,446,544
		52,981,440
Semiconductor Materials & Equipment–0.73%
MKS Instruments, Inc.(c)	194,963	17,277,621
Semiconductors–6.87%
Allegro MicroSystems, Inc. (Japan)(b)(c)	930,895	44,673,651
Diodes, Inc.(b)	213,830	19,834,871
Impinj, Inc.(b)	324,506	43,977,053
Lattice Semiconductor Corp.(b)(c)	358,927	34,277,529
Power Integrations, Inc.(c)	239,277	20,252,405
		163,015,509
Specialty Chemicals–0.86%
Element Solutions, Inc.	1,056,405	20,399,181
Systems Software–0.47%
Gitlab, Inc., Class A(b)(c)	322,547	11,060,137
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Technology Distributors–0.83%
Arrow Electronics, Inc.(b)	157,113	$19,618,700
Trading Companies & Distributors–2.24%
SiteOne Landscape Supply, Inc.(b)(c)	127,342	17,429,300
WESCO International, Inc.	230,934	35,688,540
		53,117,840
Transaction & Payment Processing Services–1.10%
Flywire Corp.(b)	740,704	21,747,070
Shift4 Payments, Inc., Class A(b)	58,764	4,454,311
		26,201,381
Water Utilities–0.69%
American States Water Co.	183,480	16,309,537
Total Common Stocks & Other Equity Interests (Cost $2,096,868,535)		2,339,685,443
Money Market Funds–1.83%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	15,422,149	15,422,149
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	10,409,651	10,411,733
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	17,625,313	17,625,313
Total Money Market Funds (Cost $43,459,129)		43,459,195
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.36% (Cost $2,140,327,664)		2,383,144,638
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–14.70%
Invesco Private Government Fund, 4.78%(d)(e)(f)	97,542,377	$97,542,377
Invesco Private Prime Fund, 4.98%(d)(e)(f)	251,445,593	251,445,593
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $349,040,631)		348,987,970
TOTAL INVESTMENTS IN SECURITIES–115.06% (Cost $2,489,368,295)		2,732,132,608
OTHER ASSETS LESS LIABILITIES—(15.06)%		(357,678,052)
NET ASSETS–100.00%		$2,374,454,556
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,145,133	$44,422,647	$(45,145,631)	$-	$-	$15,422,149	$120,073
Invesco Liquid Assets Portfolio, Institutional Class	10,564,083	31,730,462	(31,882,247)	(5,000)	4,435	10,411,733	76,435
Invesco Treasury Portfolio, Institutional Class	18,451,581	50,768,740	(51,595,008)	-	-	17,625,313	137,323
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	125,264,649	165,722,923	(193,445,195)	-	-	97,542,377	1,290,241*
Invesco Private Prime Fund	319,636,680	304,160,718	(372,267,867)	(106,802)	22,864	251,445,593	3,522,520*
Total	$490,062,126	$596,805,490	$(694,335,948)	$(111,802)	$27,299	$392,447,165	$5,146,592

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,339,685,443	$—	$—	$2,339,685,443
Money Market Funds	43,459,195	348,987,970	—	392,447,165
Total Investments	$2,383,144,638	$348,987,970	$—	$2,732,132,608
Invesco Small Cap Growth Fund